Note 7 - Fair Value - Carrying Value And Fair Value - Assets (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Carrying Value And Fair Value Assets Line Items
Assets	€ 753,824,000,000	€ 698,690,000,000
Cash cash balances at central banks and other demand deposits [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	65,877,000,000	44,303,000,000
Cash cash balances at central banks and other demand deposits [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	65,877,000,000	44,303,000,000
Financial Assets Held For Trading [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	119,332,000,000	102,688,000,000
Financial Assets Held For Trading [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	119,332,000,000	102,688,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	4,998,000,000	5,557,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	4,998,000,000	5,557,000,000
Financial assets designated at fair value through profit or loss [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	1,098,000,000	1,214,000,000
Financial assets designated at fair value through profit or loss [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	1,098,000,000	1,214,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	70,045,000,000	61,183,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	70,045,000,000	61,183,000,000
Financial Assets At Amortised Cost Member | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	450,222,000,000	439,162,000,000
Financial Assets At Amortised Cost Member | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	452,719,000,000	442,788,000,000
Derivatives Hedge accounting [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	2,531,000,000	1,729,000,000
Derivatives Hedge accounting [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	€ 2,531,000,000	€ 1,729,000,000